Subsequent Events (Details) - Purchase Agreement [Member] - Subsequent Event [Member] $ / shares in Units, $ in Millions	May 06, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Warrant exercise price per share (in Dollars per share) | $ / shares	$ 4
Warrant [Member]
Subsequent Events [Line Items]
Number of warrants to purchase	600,000
Warrant exercise price per share (in Dollars per share) | $ / shares	$ 4.8
Number of warrant exercisable shares	1
Ordinary Shares [Member]
Subsequent Events [Line Items]
Sale of ordinary shares	150,000
Sale of ordinary shares par value per share (in Dollars per share) | $ / shares	$ 0.0256
Number of shares purchased	1
Private Placement [Member]
Subsequent Events [Line Items]
Generated gross proceeds (in Dollars) | $	$ 0.6